Quarterly Holdings Report
for
Fidelity® Capital Appreciation Fund
July 31, 2026
CAF-NPRT3-0926
1.804834.122
Common Stocks - 97.2%
	Shares	Value ($)
BRAZIL - 2.2%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (c)	34,095	64,028,705
Financials - 1.4%
Banks - 1.4%
NU Holdings Ltd/Cayman Islands Class A (c)	7,594,436	108,828,268
TOTAL BRAZIL		172,856,973
CANADA - 1.5%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Oil Ltd	650	84,272
Financials - 0.8%
Capital Markets - 0.8%
Brookfield Asset Management Ltd Class A (United States) (a)	350,800	16,978,720
Brookfield Corp Class A (United States)	1,129,298	48,029,044
TOTAL FINANCIALS		65,007,764
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States)	92,300	13,408,421
Franco-Nevada Corp	115,400	24,551,055
TOTAL MATERIALS		37,959,476
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp Class A (United States) (a)	440,700	14,697,345
TOTAL CANADA		117,748,857
GERMANY - 1.0%
Industrials - 1.0%
Electrical Equipment - 1.0%
Siemens Energy AG	470,600	80,398,746
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (a)(c)(d)	2,169,053	21
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Kioxia Holdings Corp (c)	91,400	25,476,511
KOREA (SOUTH) - 2.9%
Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 1.6%
SK Hynix Inc	110,950	124,493,407
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co Ltd	590,690	101,582,299
TOTAL KOREA (SOUTH)		226,075,706
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	14,600	23,783,400
Software - 0.3%
Nebius Group NV Class A (a)(c)	104,500	19,897,845
TOTAL NETHERLANDS		43,681,245
NORWAY - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Frontline PLC	651,300	25,641,681
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd	1,403,000	103,821,469
Taiwan Semiconductor Manufacturing Co Ltd ADR	85,676	34,634,523

TOTAL TAIWAN		138,455,992
UNITED KINGDOM - 1.5%
Consumer Staples - 1.4%
Tobacco - 1.4%
British American Tobacco PLC	1,206,423	73,182,759
British American Tobacco PLC ADR	598,300	36,286,895
TOTAL CONSUMER STAPLES		109,469,654
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (c)	158,900	5,372,409
TOTAL UNITED KINGDOM		114,842,063
UNITED STATES - 85.1%
Communication Services - 8.4%
Diversified Telecommunication Services - 0.2%
Space Exploration Technologies Corp (b)	156,715	16,134,044
Entertainment - 0.0%
Netflix Inc (c)	200	14,342
Interactive Media & Services - 7.9%
Alphabet Inc Class A	626,834	223,234,393
Alphabet Inc Class C	459,120	163,745,148
Epic Games Inc (c)(d)(e)	4,584	1,868,759
Meta Platforms Inc Class A	408,000	227,137,680
		615,985,980
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	135,828	23,458,854
TOTAL COMMUNICATION SERVICES		655,593,220
Consumer Discretionary - 13.4%
Broadline Retail - 6.8%
Amazon.com Inc (c)	1,955,760	531,145,301
Diversified Consumer Services - 0.5%
Service Corp International/US	445,626	38,408,505
Hotels, Restaurants & Leisure - 2.4%
Carnival Corp Ltd	1,072,600	29,829,006
Domino's Pizza Inc	46,900	16,294,936
Dutch Bros Inc Class A (c)	177,300	11,671,659
Planet Fitness Inc Class A (c)	877,100	49,038,661
Vail Resorts Inc (a)	323,000	48,249,740
Viking Holdings Ltd (c)	289,200	30,178,020
		185,262,022
Household Durables - 1.6%
DR Horton Inc	421,900	60,357,014
Lennar Corp Class A	206,800	17,029,980
PulteGroup Inc	80,200	10,142,894
Somnigroup International Inc	229,400	14,986,702
Toll Brothers Inc	156,600	22,846,374
		125,362,964
Specialty Retail - 2.1%
Chewy Inc Class A (c)	503,800	11,385,880
Home Depot Inc/The	233,200	77,413,072
Lowe's Cos Inc	332,900	69,179,949
Warby Parker Inc Class A (c)	219,746	5,865,021
		163,843,922
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc (c)	60,200	7,706,201
TOTAL CONSUMER DISCRETIONARY		1,051,728,915
Consumer Staples - 3.7%
Beverages - 2.0%
Keurig Dr Pepper Inc	5,004,400	155,736,928
Consumer Staples Distribution & Retail - 0.0%
Sprouts Farmers Market Inc (c)	52,000	4,532,320
Food Products - 0.1%
JM Smucker Co	93,900	11,198,514
Household Products - 0.6%
Kimberly-Clark Corp (a)	399,300	43,647,483
Personal Care Products - 0.2%
Kenvue Inc	899,400	17,304,456
Tobacco - 0.8%
Philip Morris International Inc	315,881	60,276,412
TOTAL CONSUMER STAPLES		292,696,113
Energy - 5.3%
Energy Equipment & Services - 0.6%
Archrock Inc	206,700	7,391,592
Kodiak Gas Services Inc	109,400	6,422,874
WaterBridge Infrastructure LLC Class A (a)	920,500	31,499,510
		45,313,976
Oil, Gas & Consumable Fuels - 4.7%
Black Stone Minerals LP	637,442	9,529,758
Energy Transfer LP	1,803,543	36,720,135
Enterprise Products Partners LP	704,466	26,804,931
ExxonMobil Holdings Corp	607,649	94,452,962
Marathon Petroleum Corp	193,602	61,269,225
MPLX LP	1,389,454	81,213,586
Shell PLC ADR	200,049	18,400,507
Viper Energy Inc Class A	902,200	40,247,142
		368,638,246
TOTAL ENERGY		413,952,222
Financials - 8.6%
Banks - 0.1%
Wells Fargo & Co	124,435	10,757,406
Capital Markets - 3.8%
Ares Management Corp Class A	145,400	18,624,286
Blue Owl Capital Inc Class A (a)	6,810,400	70,147,120
Cboe Global Markets Inc	101,180	31,389,071
Galaxy Digital Inc Class A (a)(c)	1,524,000	32,019,240
Intercontinental Exchange Inc	281,300	42,892,624
KKR & Co Inc Class A	162,000	16,431,660
Robinhood Markets Inc Class A (c)	967,600	83,755,456
		295,259,457
Financial Services - 3.7%
Apollo Global Management Inc	630,810	79,223,428
Block Inc Class A (c)	307,300	24,965,052
Fidelity National Information Services Inc	124,500	5,573,865
Mastercard Inc Class A	37,900	21,720,490
Rocket Cos Inc Class A (a)(c)	3,416,900	44,078,010
UWM Holdings Corp Class A (a)	9,206,700	16,756,194
Visa Inc Class A	268,100	98,159,453
		290,476,492
Insurance - 1.0%
Arthur J Gallagher & Co	33,700	8,405,454
Chubb Ltd	84,543	29,647,539
Marsh & McLennan Cos Inc	400	75,876
Travelers Companies Inc/The	35,827	13,412,196
W R Berkley Corp	384,900	27,920,646
		79,461,711
TOTAL FINANCIALS		675,955,066
Health Care - 6.3%
Biotechnology - 0.3%
Adamas Pharmaceuticals Inc rights (c)(d)	1,379,600	14
Beam Therapeutics Inc (a)(c)	363,700	9,281,624
Gilead Sciences Inc	62,200	8,099,062
Krystal Biotech Inc (c)	19,100	6,515,392
		23,896,092
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	221,000	23,359,700
Baxter International Inc	875,100	22,892,616
Boston Scientific Corp (c)	776,100	36,267,153
		82,519,469
Health Care Providers & Services - 0.8%
Cigna Group/The	81,900	22,854,195
Labcorp Holdings Inc	39,700	12,275,240
Quest Diagnostics Inc	119,000	27,728,190
		62,857,625
Life Sciences Tools & Services - 2.4%
Bio-Techne Corp	14,400	1,038,096
Bruker Corp	623,145	39,158,432
Danaher Corp	359,800	70,153,804
Thermo Fisher Scientific Inc	134,877	77,459,861
		187,810,193
Pharmaceuticals - 1.7%
Eli Lilly & Co	92,800	106,612,352
Royalty Pharma PLC Class A	470,800	27,508,844
		134,121,196
TOTAL HEALTH CARE		491,204,575
Industrials - 9.3%
Aerospace & Defense - 2.1%
Anduril Industries Inc Class B (c)(d)(e)	800	55,160
Boeing Co (c)	615,541	133,043,032
Carpenter Technology Corp	21,634	11,242,324
Huntington Ingalls Industries Inc	57,500	18,770,875
		163,111,391
Air Freight & Logistics - 0.1%
United Parcel Service Inc Class B	91,500	9,536,130
Building Products - 1.2%
A O Smith Corp (a)	1,334,800	80,261,524
Carlisle Cos Inc	15,500	5,578,760
Owens Corning	77,100	10,709,190
		96,549,474
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares (United States)	870,400	35,964,928
Construction & Engineering - 0.1%
EMCOR Group Inc	10,500	8,373,015
Electrical Equipment - 0.2%
Bloom Energy Corp Class A (c)	85,525	17,601,900
Machinery - 4.5%
Allison Transmission Holdings Inc	1,317,000	150,849,180
Otis Worldwide Corp	1,065,900	76,691,505
PACCAR Inc	180,265	23,917,560
Pentair PLC	350,700	22,949,808
Westinghouse Air Brake Technologies Corp	255,000	74,169,300
		348,577,353
Professional Services - 0.5%
SS&C Technologies Holdings Inc	466,973	35,980,270
Trading Companies & Distributors - 0.1%
Watsco Inc	34,600	10,701,780
TOTAL INDUSTRIALS		726,396,241
Information Technology - 26.0%
IT Services - 0.2%
Okta Inc Class A (c)	109,100	15,484,563
Semiconductors & Semiconductor Equipment - 11.9%
Broadcom Inc	473,446	184,303,059
Cerebras Systems Inc Class A (c)	75,100	14,923,121
GlobalFoundries Inc	175,300	8,763,247
NVIDIA Corp	3,560,860	714,842,646
Penguin Solutions Inc (c)	158,800	8,357,644
Rambus Inc (c)	44,200	4,023,526
		935,213,243
Software - 5.8%
Asapp Inc warrants 8/28/2028 (c)(d)(e)	1,620,156	372,636
Crowdstrike Holdings Inc Class A (c)	12,200	2,328,492
Microsoft Corp	790,110	367,179,919
Nutanix Inc Class A (c)	105,645	6,234,111
Palo Alto Networks Inc (c)	9,502	3,153,049
Riot Platforms Inc (a)(c)	1,269,400	25,603,798
Rubrik Inc Class A (c)	86,248	6,240,905
Terawulf Inc (a)(c)	1,539,000	27,178,740
Unity Software Inc (c)	483,000	15,315,930
		453,607,580
Technology Hardware, Storage & Peripherals - 8.1%
Apple Inc	746,008	230,449,331
GPGI Inc Class A (a)	3,164,706	41,774,119
Seagate Technology Holdings PLC	184,900	158,298,437
Western Digital Corp	369,300	201,209,412
		631,731,299
TOTAL INFORMATION TECHNOLOGY		2,036,036,685
Materials - 2.1%
Chemicals - 1.2%
CF Industries Holdings Inc	195,100	24,424,569
LyondellBasell Industries NV Class A1	798,100	49,546,048
Mosaic Co/The	860,700	19,038,684
		93,009,301
Metals & Mining - 0.9%
Coeur Mining Inc	648,600	9,670,626
Newmont Corp	244,700	22,930,837
Royal Gold Inc	178,700	35,445,145
		68,046,608
TOTAL MATERIALS		161,055,909
Real Estate - 2.0%
Health Care REITs - 0.4%
Ventas Inc	328,245	30,694,190
Hotel & Resort REITs - 0.2%
Ryman Hospitality Properties Inc	123,400	16,492,410
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (c)	134,700	19,775,307
Compass Inc Class A (c)	1,636,800	18,643,152
Jones Lang LaSalle Inc (c)	33,500	11,893,505
Landbridge Co LLC Class A	164,900	12,783,048
		63,095,012
Specialized REITs - 0.6%
Millrose Properties Inc Class A	1,699,600	47,554,808
TOTAL REAL ESTATE		157,836,420
Utilities - 0.0%
Electric Utilities - 0.0%
FirstEnergy Corp	69,100	3,338,221
TOTAL UNITED STATES		6,665,793,587
TOTAL COMMON STOCKS (Cost $5,564,025,912)		7,610,971,382

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
UNITED STATES - 1.2%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)(e)	41,000	484,210
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)(e)	153,900	283,176
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (c)(d)(e)	129,596	8,935,644
Anduril Industries Inc Series G (c)(d)(e)	7,700	530,915
Anduril Industries Inc Series H (d)(e)	93,500	6,446,825
TOTAL INDUSTRIALS		15,913,384
Information Technology - 0.8%
Software - 0.8%
Anthropic PBC Series F (d)(e)	26,800	15,785,468
Anthropic PBC Series G (d)(e)	33,300	19,614,034
Anthropic PBC Series H (d)(e)	18,000	10,602,180
Asapp Inc Series C (c)(d)(e)	513,013	754,129
Asapp Inc Series D (c)(d)(e)	2,823,822	2,597,916
Canva Inc Series A (c)(d)(e)	677	937,442
Canva Inc Series A2 (c)(d)(e)	123	170,318
OpenAI Group Pbc Series A-2 (d)(e)	20,764	14,279,195
TOTAL INFORMATION TECHNOLOGY		64,740,682
Materials - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings Inc Series C2 (c)(d)(e)	110,923	3,050,383
Illuminated Holdings Inc Series C3 (c)(d)(e)	138,654	3,822,691
Illuminated Holdings Inc Series C4 (c)(d)(e)	37,518	1,038,872
Illuminated Holdings Inc Series C5 (c)(d)(e)	75,216	2,103,792
Illuminated Holdings Inc Series E2 (d)(e)	181,892	5,002,030
TOTAL MATERIALS		15,017,768
TOTAL UNITED STATES		96,439,220
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $67,389,989)		96,439,220

Other Investment Companies - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Blackstone Secured Lending Fund (a)	584,197	13,494,951
Blue Owl Capital Corp	2,885,151	31,015,373

TOTAL UNITED STATES		44,510,324
TOTAL OTHER INVESTMENT COMPANIES (Cost $53,452,787)		44,510,324

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	43,520,550	43,529,253
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	269,478,109	269,505,057
TOTAL MONEY MARKET FUNDS (Cost $313,029,958)			313,034,310

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $5,997,898,646)	8,064,955,236
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(233,249,908)
NET ASSETS - 100.0%	7,831,705,328

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $16,134,044 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $98,735,775 or 1.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $110,595,427.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	523,193

Anduril Industries Inc Class B	6/16/2025	32,706

Anduril Industries Inc Series F	8/7/2024	2,816,976

Anduril Industries Inc Series G	4/17/2025	314,798

Anduril Industries Inc Series H	5/12/2026	6,447,077

Anthropic PBC Series F	8/18/2025	3,777,932

Anthropic PBC Series G	1/27/2026	8,629,242

Anthropic PBC Series H	5/28/2026	10,602,171

Asapp Inc Series C	4/30/2021	3,384,398

Asapp Inc Series D	8/29/2023	10,904,189

Asapp Inc warrants 8/28/2028	8/29/2023	2

Canva Inc Series A	9/22/2023	722,130

Canva Inc Series A2	9/22/2023	131,198

ElevateBio LLC Series C	3/9/2021	645,611

Epic Games Inc	3/29/2021	4,056,840

Illuminated Holdings Inc Series C2	7/7/2020	2,773,075

Illuminated Holdings Inc Series C3	7/7/2020	4,159,620

Illuminated Holdings Inc Series C4	1/8/2021	1,350,648

Illuminated Holdings Inc Series C5	6/16/2021	3,249,331

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	3,057,600

OpenAI Group Pbc Series A-2	9/30/2024	3,900,800

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	16,761,028	1,296,536,858	1,269,774,629	1,358,192	1,645	4,351	43,529,253	43,520,550
Fidelity Securities Lending Cash Central Fund	65,209,133	1,296,220,383	1,091,919,113	548,576	(5,347)	1	269,505,057	269,478,109
	81,970,161	2,592,757,241	2,361,693,742	1,906,768	(3,702)	4,352	313,034,310

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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